Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
ICE BofA US 3-Month Treasury Bill Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.25%	2.46%	1.77%
FTSE 3-Month Treasury Bill Index
Prospectus [Line Items]
Average Annual Return, Percent		5.45%	2.54%	1.79%
Unconstrained Bond Series - Class S
Prospectus [Line Items]
Average Annual Return, Percent		4.08%	2.57%	2.43%
Unconstrained Bond Series - Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.27%	1.07%	1.17%
Unconstrained Bond Series - Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.40%	1.34%	1.32%
Unconstrained Bond Series - Class I
Prospectus [Line Items]
Average Annual Return, Percent		4.39%	2.81%	2.69%
Unconstrained Bond Series - Class W
Prospectus [Line Items]
Average Annual Return, Percent		4.85%	3.26%	2.85%

[1]	On July 15, 2025, the Series’ secondary benchmark changed from the FTSE 3-Month Treasury Bill Index to the ICE BofA US 3-Month Treasury Bill Index. The Advisor considers the ICE BofA US 3-Month Treasury Bill Index an appropriate cash proxy that aligns with the strategy’s investment objective and is more widely used in the marketplace than the FTSE 3-Month Treasury Bill Index.